Note 1 - Description of Business and Summary of Significant Accounting Policies (Details)		12 Months Ended
	Oct. 01, 2012	Mar. 31, 2015
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		26.40%
Stockholders' Equity Note, Stock Split, Conversion Ratio	200
Number of Operating Segments		2
Denominator [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	200
Software and Software Development Costs [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Minimum [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Systems Operation And Maintenance Contract Period		1 year
Finite-Lived Intangible Asset, Useful Life		7 years
Maximum [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Systems Operation And Maintenance Contract Period		5 years
Finite-Lived Intangible Asset, Useful Life		19 years
Maximum [Member] | Software and Software Development Costs [Member]
Note 1 - Description of Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life		5 years